Expected Income Tax Expense at Canadian Statutory Rates Reconciled to Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax [Line Items]
Statutory federal and provincial income tax rate		26.09%		28.75%		29.15%
Expected income tax expense at Canadian enacted statutory tax rates		166		200		254
Increase (decrease) in taxes resulting from:
Items not subject to tax		(4)		(3)		(3)
Canadian tax rate differentials		(1)		(8)		(10)
Foreign tax rate differentials		(17)		(4)
Effect of tax rate increases		11
Tax credits		(4)		(15)		(16)
Other		1	[1]	(43)	[1]	(5)	[1]
Income tax expense	11	152		127		220

[1]	Substantially all amounts in 2011 relate to uncertain tax positions.